FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

8.  FAIR VALUE MEASUREMENTS

Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurements. Our assessment of the significance of a particular input to the fair value measurements requires judgment and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy. The following tables present the balances of assets and liabilities measured at fair value on a recurring basis (in thousands):

As of July 2, 2011	Level 1 (1)	Level 2 (2)	Level 3 (3)	Total
Total Assets:
Foreign exchange forward contracts not designated as hedges	$—	$407	$—	$407

Total Liabilities:
Interest rate swap agreements designated as cash flow hedge	$—	$3,556	$—	$3,556

As of December 31, 2010
Total Assets:
Foreign exchange forward contracts not designated as hedges	$—	$374	$—	$374

Total Liabilities:
Interest rate swap agreements designated as cash flow hedges	$—	$6,707	$—	$6,707

(1)          Fair value measurements based on quoted prices in active markets for identical assets or liabilities.

(2)          Fair value measurements based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

(3)          No observable valuation inputs in the market.

12.                               FAIR VALUE MEASUREMENTS

Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurements. Our assessment of the significance of a particular input to the fair value measurements requires judgment, and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy. The following tables present the balances of assets and liabilities measured at fair value on a recurring basis (in thousands):

December 31, 2010	Level 1 (1)	Level 2 (2)	Level 3 (3)	Total
Total Assets:
Foreign exchange forward contracts not designated as hedges	$—	$374	$—	$374

Total Liabilities:
Interest rate swap agreements designated as cash flow hedges	$—	$6,707	$—	$6,707

December 31, 2009	Level 1 (1)	Level 2 (2)	Level 3 (3)	Total
Total Assets:
Foreign exchange forward contracts not designated as hedges	$—	$89	$—	$89

Total Liabilities:
Interest rate swap agreements designated as cash flow hedges	$—	$11,244	$—	$11,244

(1)	Fair value measurements based on quoted prices in active markets for identical assets or liabilities.
(2)	Fair value measurements based on observable inputs other than quoted prices in active markets for identical assets and liabilities.
(3)	No observable valuation inputs in the market.